Significant Accounting Policies - Significant events during the year (Details) R$ in Thousands		1 Months Ended		12 Months Ended
	Jan. 02, 2019 BRL (R$) installment	Oct. 31, 2019	May 31, 2019	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018	Dec. 31, 2017	May 01, 2019 BRL (R$)	Apr. 29, 2019	Mar. 31, 2019 BRL (R$)	Feb. 01, 2019 BRL (R$)
Significant Accounting Policies
Gain on sale of investment				R$ 3,286
Escola de Aplicacao Sao Jose dos Campos Ltda.
Significant Accounting Policies
Transaction price	R$ 3,741
Number of quarterly installments in which the transaction price will be received | installment	16
Gain on sale of investment	R$ 3,286
Equity interest held in subsidiary					69.60%	69.60%
SAE Digital S.A
Significant Accounting Policies
Equity interest acquired						30.00%
Equity interest held in subsidiary				100.00%	100.00%	100.00%
Deferred tax asset										R$ 5,135
Deductible goodwill										14,597
Net effect accounted for in equity										R$ 9,462
Novagaucha Editora e Livraria Ltda.
Significant Accounting Policies
Goodwill recorded on acquisition									R$ 4,330
NS Ventures Participacoes Ltda. and NS Educacao Ltda.
Significant Accounting Policies
Deferred tax asset							R$ 11,762
Deductible goodwill							34,594
Net effect accounted for in equity							R$ 22,832
NS Ventures Participacoes Ltda.
Significant Accounting Policies
Equity interest held in subsidiary					100.00%	100.00%
NS Educacao Ltda. ("NS Educacao")
Significant Accounting Policies
Equity interest acquired						100.00%
Equity interest held in subsidiary					100.00%	100.00%
Nave a Vela Ltda. ("Nave")
Significant Accounting Policies
Percentage of equity interest acquired			13.20%
Equity interest held in subsidiary		51.00%		51.00%
EEM Licenciamento de Programas Educacionais Ltda
Significant Accounting Policies
Equity interest acquired								100.00%
Equity interest held in subsidiary				100.00%
NLP Solucoes Educacionais Ltda.
Significant Accounting Policies
Equity interest held in subsidiary				100.00%
Geekie Desenvolvimento de Softwares S.A.
Significant Accounting Policies
Equity interest acquired				31.00%
Equity interest held in subsidiary				37.50%